Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 6,924	$ 13,181
Compensation payable	8,505	9,209
Other liabilities	5,327	2,491
Taxes payable	398	362
Trade and other payables	$ 21,154	$ 25,243